Line of Credit (Details Narrative) - B O C Bank [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Short-Term Debt [Line Items]
Line of credit	$ 1,000	$ 0
Line of Credit Facility, Interest Rate During Period	5.00%
Loan fees		$ 20